CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 108	$ 22	$ 202	$ 31	$ (289)	$ (236)	$ (512)
Interest rate cash flow hedges:
Gain (loss) on interest rate cash flow hedges, net of tax		(17)	9	(96)	(98)	(67)	(6)
Reclassification adjustments for loss on interest rate cash flow hedges	12	11	24	15	40	4	8
Pension and postretirement benefits loss, net of tax			1		(1)	(1)
Total comprehensive income (loss)	120	$ 16	236	$ (50)	(348)	$ (300)	$ (510)
Less: Comprehensive income (loss) attributable to redeemable noncontrolling interests	80		158		(234)
Total comprehensive income (loss) attributable to McAfee Corp.	$ 40		$ 78		$ (114)